Gains and losses on disposal and main changes in scope of consolidation - Acquisitions - Revenue (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
SecureLink [member]
Disclosure of detailed information about business combination [line items]
Impact on revenues	€ 154
SecureData [member]
Disclosure of detailed information about business combination [line items]
Impact on revenues	€ 47
Business and Decision [member]
Disclosure of detailed information about business combination [line items]
Impact on revenues		€ 108